Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000157303 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000133231 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000157306 | Other RowExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000061363 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	26.60%
C000061363 | Financials
Holdings [Line Items]
Percent of Total Investments	25.80%
C000061363 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.50%
C000061363 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000061363 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.00%
C000061363 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000061363 | Materials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000061363 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000061363 | Energy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000061363 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000061363 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000061363 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000061363 | Japan
Holdings [Line Items]
Percent of Total Investments	13.80%
C000061363 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.80%
C000061363 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.60%
C000061363 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000061363 | China
Holdings [Line Items]
Percent of Total Investments	6.60%
C000061363 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.40%
C000061363 | France
Holdings [Line Items]
Percent of Total Investments	6.00%
C000061363 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.60%
C000061363 | Germany
Holdings [Line Items]
Percent of Total Investments	5.30%
C000061363 | Australia
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012081 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012081 | Financials
Holdings [Line Items]
Percent of Total Investments	26.70%
C000012081 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012081 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000012081 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012081 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000012081 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012081 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012081 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012081 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012081 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012081 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012081 | Japan
Holdings [Line Items]
Percent of Total Investments	23.20%
C000012081 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.80%
C000012081 | France
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012081 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012081 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012081 | Australia
Holdings [Line Items]
Percent of Total Investments	6.60%
C000012081 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012081 | Spain
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012081 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012081 | Italy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000052896 | Other RowConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000052896 | Financials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000052896 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.40%
C000052896 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.50%
C000052896 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.90%
C000052896 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000052896 | Materials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000052896 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.40%
C000052896 | Energy
Holdings [Line Items]
Percent of Total Investments	3.50%
C000052896 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000052896 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000052896 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.00%
C000052896 | Japan
Holdings [Line Items]
Percent of Total Investments	36.80%
C000052896 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.30%
C000052896 | France
Holdings [Line Items]
Percent of Total Investments	4.00%
C000052896 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.40%
C000052896 | Germany
Holdings [Line Items]
Percent of Total Investments	3.90%
C000052896 | Australia
Holdings [Line Items]
Percent of Total Investments	9.80%
C000052896 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.00%
C000052896 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000052896 | Israel
Holdings [Line Items]
Percent of Total Investments	4.30%
C000052896 | Norway
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012094 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012094 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012094 | China Construction Bank Corp.Class H
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012094 | Industrial & Commercial Bank of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012094 | MeituanClass B
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012094 | Xiaomi Corp.Class B
Holdings [Line Items]
Percent of Total Investments	5.10%
C000012094 | Ping An Insurance Group Co. of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012094 | NetEase, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012094 | Bank of China Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012094 | BYD Co. Ltd.Class H
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012094 | Financials
Holdings [Line Items]
Percent of Total Investments	34.80%
C000012094 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.60%
C000012094 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012094 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	27.00%
C000012094 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012094 | Materials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012094 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012094 | Energy
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012094 | Communication Services
Holdings [Line Items]
Percent of Total Investments	16.70%
C000012094 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000012094 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000148919 | Contemporary Amperex Technology Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000148919 | Kweichow Moutai Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	3.60%
C000148919 | Zhongji Innolight Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000148919 | China Merchants Bank Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000148919 | Cambricon Technologies Corp. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148919 | China Yangtze Power Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000148919 | Zijin Mining Group Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.40%
C000148919 | Hygon Information Technology Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148919 | Foxconn Industrial Internet Co. Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148919 | Agricultural Bank of China Ltd.Class A
Holdings [Line Items]
Percent of Total Investments	1.20%
C000148919 | Financials
Holdings [Line Items]
Percent of Total Investments	19.80%
C000148919 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.90%
C000148919 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000148919 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.70%
C000148919 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.50%
C000148919 | Materials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000148919 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.20%
C000148919 | Energy
Holdings [Line Items]
Percent of Total Investments	3.20%
C000148919 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000148919 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000148919 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000153270 | Other RowEnergy
Holdings [Line Items]
Percent of Total Investments	13.70%
C000153270 | Financials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000153270 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000153270 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000153270 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000153270 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000153270 | Materials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000153270 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000153270 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000153270 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000153270 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000153270 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153270 | Japan
Holdings [Line Items]
Percent of Total Investments	6.80%
C000153270 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.90%
C000153270 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.80%
C000153270 | Canada
Holdings [Line Items]
Percent of Total Investments	2.20%
C000153270 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000153270 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.90%
C000153270 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000153270 | Australia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000153270 | Italy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000153270 | United States
Holdings [Line Items]
Percent of Total Investments	60.10%
C000154547 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000154547 | Financials
Holdings [Line Items]
Percent of Total Investments	27.70%
C000154547 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.80%
C000154547 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000154547 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000154547 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.90%
C000154547 | Materials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000154547 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000154547 | Energy
Holdings [Line Items]
Percent of Total Investments	5.30%
C000154547 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000154547 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.20%
C000154547 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000154547 | Japan
Holdings [Line Items]
Percent of Total Investments	24.40%
C000154547 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.80%
C000154547 | Canada
Holdings [Line Items]
Percent of Total Investments	7.30%
C000154547 | France
Holdings [Line Items]
Percent of Total Investments	7.40%
C000154547 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.20%
C000154547 | Germany
Holdings [Line Items]
Percent of Total Investments	6.80%
C000154547 | Australia
Holdings [Line Items]
Percent of Total Investments	6.60%
C000154547 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.20%
C000154547 | Spain
Holdings [Line Items]
Percent of Total Investments	3.80%
C000154547 | Italy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000154548 | Other RowConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.70%
C000154548 | Financials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000154548 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.60%
C000154548 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.80%
C000154548 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.10%
C000154548 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.30%
C000154548 | Materials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000154548 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000154548 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000154548 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000154548 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000154548 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.60%
C000154548 | Japan
Holdings [Line Items]
Percent of Total Investments	25.30%
C000154548 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.50%
C000154548 | Canada
Holdings [Line Items]
Percent of Total Investments	10.20%
C000154548 | France
Holdings [Line Items]
Percent of Total Investments	5.60%
C000154548 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.80%
C000154548 | Germany
Holdings [Line Items]
Percent of Total Investments	5.70%
C000154548 | Australia
Holdings [Line Items]
Percent of Total Investments	7.30%
C000154548 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.50%
C000154548 | Spain
Holdings [Line Items]
Percent of Total Investments	3.10%
C000154548 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012200 | Other RowConsumer Staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012200 | Financials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000012200 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.70%
C000012200 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.00%
C000012200 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012200 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.20%
C000012200 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012200 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012200 | Energy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012200 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012200 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012200 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012200 | Japan
Holdings [Line Items]
Percent of Total Investments	22.70%
C000012200 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012200 | France
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012200 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.60%
C000012200 | Germany
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012200 | Australia
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012200 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012200 | Spain
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012200 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012200 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.70%
C000099140 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000099140 | Financials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000099140 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.10%
C000099140 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000099140 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099140 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000099140 | Materials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099140 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	12.00%
C000099140 | Energy
Holdings [Line Items]
Percent of Total Investments	8.70%
C000099140 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.40%
C000099140 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.60%
C000099140 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099140 | Japan
Holdings [Line Items]
Percent of Total Investments	26.80%
C000099140 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.10%
C000099140 | France
Holdings [Line Items]
Percent of Total Investments	6.20%
C000099140 | Switzerland
Holdings [Line Items]
Percent of Total Investments	10.50%
C000099140 | Germany
Holdings [Line Items]
Percent of Total Investments	4.10%
C000099140 | Australia
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099140 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000099140 | Italy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000099140 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	6.00%
C000099140 | Singapore
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012201 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012201 | Financials
Holdings [Line Items]
Percent of Total Investments	40.10%
C000012201 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012201 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012201 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012201 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012201 | Materials
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012201 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012201 | Energy
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012201 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012201 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000012201 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012201 | Japan
Holdings [Line Items]
Percent of Total Investments	23.50%
C000012201 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.50%
C000012201 | France
Holdings [Line Items]
Percent of Total Investments	10.40%
C000012201 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012201 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000012201 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000012201 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012201 | Spain
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012201 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012201 | Italy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069397 | iShares Core Universal USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	58.30%
C000069397 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	17.70%
C000069397 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	10.40%
C000069397 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.80%
C000069397 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069397 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069397 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069397 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	58.30%
C000069397 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	19.20%
C000069397 | International Equity
Holdings [Line Items]
Percent of Total Investments	12.10%
C000069397 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	10.40%
C000069398 | iShares Core Universal USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	49.70%
C000069398 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	23.30%
C000069398 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.90%
C000069398 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	11.70%
C000069398 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069398 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069398 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	0.70%
C000069398 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	49.70%
C000069398 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	25.30%
C000069398 | International Equity
Holdings [Line Items]
Percent of Total Investments	16.10%
C000069398 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	8.90%
C000069399 | iShares Core Universal USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	32.70%
C000069399 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	34.70%
C000069399 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.90%
C000069399 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	17.30%
C000069399 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.50%
C000069399 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069399 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069399 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	32.70%
C000069399 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	37.60%
C000069399 | International Equity
Holdings [Line Items]
Percent of Total Investments	23.80%
C000069399 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	5.90%
C000069400 | iShares Core Universal USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069400 | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Total Investments	45.70%
C000069400 | iShares Core International Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069400 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	22.80%
C000069400 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.50%
C000069400 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000069400 | iShares Core S&P Small-Cap ETF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069400 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	16.20%
C000069400 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	49.60%
C000069400 | International Equity
Holdings [Line Items]
Percent of Total Investments	31.30%
C000069400 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	2.90%
C000112640 | iShares Floating Rate Bond ETF
Holdings [Line Items]
Percent of Total Investments	15.00%
C000112640 | iShares Core 1-5 Year USD Bond ETF
Holdings [Line Items]
Percent of Total Investments	14.90%
C000112640 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	14.90%
C000112640 | iShares Preferred and Income Securities ETF
Holdings [Line Items]
Percent of Total Investments	14.70%
C000112640 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Total Investments	11.10%
C000112640 | iShares Core MSCI Pacific ETF
Holdings [Line Items]
Percent of Total Investments	9.20%
C000112640 | iShares Broad USD Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	6.90%
C000112640 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Total Investments	5.20%
C000112640 | iShares J.P. Morgan EM Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	5.00%
C000112640 | iShares J.P. Morgan EM Local Currency Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000112640 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	36.70%
C000112640 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	14.70%
C000112640 | International Equity
Holdings [Line Items]
Percent of Total Investments	25.50%
C000112640 | International Fixed Income
Holdings [Line Items]
Percent of Total Investments	23.10%
C000119715 | Other RowReal Estate
Holdings [Line Items]
Percent of Total Investments	11.40%
C000119715 | Financials
Holdings [Line Items]
Percent of Total Investments	24.80%
C000119715 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000119715 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.60%
C000119715 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000119715 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.50%
C000119715 | Materials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000119715 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.60%
C000119715 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119715 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000119715 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000119715 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000119715 | Japan
Holdings [Line Items]
Percent of Total Investments	25.00%
C000119715 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	14.60%
C000119715 | France
Holdings [Line Items]
Percent of Total Investments	9.10%
C000119715 | Switzerland
Holdings [Line Items]
Percent of Total Investments	8.70%
C000119715 | Germany
Holdings [Line Items]
Percent of Total Investments	8.20%
C000119715 | Australia
Holdings [Line Items]
Percent of Total Investments	7.10%
C000119715 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.00%
C000119715 | Spain
Holdings [Line Items]
Percent of Total Investments	3.70%
C000119715 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.90%
C000119715 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000140337 | Other RowConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000140337 | Financials
Holdings [Line Items]
Percent of Total Investments	24.70%
C000140337 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.50%
C000140337 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.70%
C000140337 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.80%
C000140337 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.30%
C000140337 | Materials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000140337 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000140337 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000140337 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000140337 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.50%
C000140337 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000140337 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.30%
C000140337 | France
Holdings [Line Items]
Percent of Total Investments	14.60%
C000140337 | Switzerland
Holdings [Line Items]
Percent of Total Investments	14.00%
C000140337 | Germany
Holdings [Line Items]
Percent of Total Investments	13.20%
C000140337 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.00%
C000140337 | Spain
Holdings [Line Items]
Percent of Total Investments	5.90%
C000140337 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.30%
C000140337 | Italy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000140337 | Denmark
Holdings [Line Items]
Percent of Total Investments	2.80%
C000140337 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.90%
C000179059 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000179059 | Financials
Holdings [Line Items]
Percent of Total Investments	26.30%
C000179059 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.70%
C000179059 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.40%
C000179059 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000179059 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000179059 | Materials
Holdings [Line Items]
Percent of Total Investments	7.70%
C000179059 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000179059 | Energy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000179059 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000179059 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000179059 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000179059 | Japan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000179059 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.80%
C000179059 | Canada
Holdings [Line Items]
Percent of Total Investments	12.00%
C000179059 | France
Holdings [Line Items]
Percent of Total Investments	8.10%
C000179059 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.70%
C000179059 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000179059 | Australia
Holdings [Line Items]
Percent of Total Investments	6.30%
C000179059 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.40%
C000179059 | Spain
Holdings [Line Items]
Percent of Total Investments	3.30%
C000179059 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.40%
C000140338 | Financials
Holdings [Line Items]
Percent of Total Investments	24.60%
C000140338 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.30%
C000140338 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.00%
C000140338 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000140338 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.80%
C000140338 | Materials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000140338 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.20%
C000140338 | Energy
Holdings [Line Items]
Percent of Total Investments	1.60%
C000140338 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.80%
C000140338 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000140338 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.90%
C000140338 | Japan
Holdings [Line Items]
Percent of Total Investments	69.30%
C000140338 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000140338 | China
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000140338 | Australia
Holdings [Line Items]
Percent of Total Investments	19.80%
C000140338 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	5.10%
C000140338 | Singapore
Holdings [Line Items]
Percent of Total Investments	5.20%
C000140338 | New Zealand
Holdings [Line Items]
Percent of Total Investments	0.60%
C000119716 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	27.30%
C000119716 | Financials
Holdings [Line Items]
Percent of Total Investments	24.00%
C000119716 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.70%
C000119716 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000119716 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000119716 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.80%
C000119716 | Materials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000119716 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119716 | Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000119716 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000119716 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000119716 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000119716 | Japan
Holdings [Line Items]
Percent of Total Investments	15.00%
C000119716 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.70%
C000119716 | Taiwan
Holdings [Line Items]
Percent of Total Investments	8.30%
C000119716 | Canada
Holdings [Line Items]
Percent of Total Investments	8.30%
C000119716 | China
Holdings [Line Items]
Percent of Total Investments	6.40%
C000119716 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.00%
C000119716 | France
Holdings [Line Items]
Percent of Total Investments	5.50%
C000119716 | Switzerland
Holdings [Line Items]
Percent of Total Investments	5.30%
C000119716 | Germany
Holdings [Line Items]
Percent of Total Investments	4.90%
C000119716 | Australia
Holdings [Line Items]
Percent of Total Investments	4.30%
C000245481 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.80%
C000245481 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245481 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	25.00%
C000245481 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	24.20%
C000245481 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000245481 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	9.70%
C000245481 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.20%
C000245481 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245481 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000245481 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245481 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	59.90%
C000245481 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	25.20%
C000245481 | International Equity
Holdings [Line Items]
Percent of Total Investments	14.90%
C000245484 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.60%
C000245484 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	6.00%
C000245484 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	12.40%
C000245484 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	31.80%
C000245484 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	9.60%
C000245484 | iShares 0-5 Year TIPS Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.10%
C000245484 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.90%
C000245484 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.40%
C000245484 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245484 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000245484 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	45.50%
C000245484 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	34.20%
C000245484 | International Equity
Holdings [Line Items]
Percent of Total Investments	20.30%
C000245485 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	16.00%
C000245485 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	7.50%
C000245485 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	14.30%
C000245485 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	38.60%
C000245485 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	8.10%
C000245485 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245485 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.30%
C000245485 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.50%
C000245485 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	2.40%
C000245485 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Total Investments	1.90%
C000245485 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	32.10%
C000245485 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	42.50%
C000245485 | International Equity
Holdings [Line Items]
Percent of Total Investments	25.40%
C000245486 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	18.60%
C000245486 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	8.70%
C000245486 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	8.30%
C000245486 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	43.70%
C000245486 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	5.50%
C000245486 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245486 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245486 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	3.00%
C000245486 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Total Investments	2.20%
C000245486 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000245486 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	21.70%
C000245486 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	48.80%
C000245486 | International Equity
Holdings [Line Items]
Percent of Total Investments	29.50%
C000245487 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	21.20%
C000245487 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	10.10%
C000245487 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.90%
C000245487 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	48.80%
C000245487 | iShares MBS ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245487 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245487 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	3.20%
C000245487 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000245487 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245487 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	2.60%
C000245487 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	12.60%
C000245487 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	55.10%
C000245487 | International Equity
Holdings [Line Items]
Percent of Total Investments	32.30%
C000245488 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	23.60%
C000245488 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	11.20%
C000245488 | iShares U.S. Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.40%
C000245488 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	53.50%
C000245488 | iShares 1-5 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.60%
C000245488 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.50%
C000245488 | iShares 5-10 Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	0.40%
C000245488 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	4.00%
C000245488 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	2.70%
C000245488 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.10%
C000245488 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	5.90%
C000245488 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	59.30%
C000245488 | International Equity
Holdings [Line Items]
Percent of Total Investments	34.80%
C000245489 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.00%
C000245489 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	11.80%
C000245489 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	56.60%
C000245489 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245489 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.30%
C000245489 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.30%
C000245489 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	2.00%
C000245489 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.20%
C000245489 | International Equity
Holdings [Line Items]
Percent of Total Investments	36.80%
C000245490 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.30%
C000245490 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.00%
C000245490 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	57.30%
C000245490 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245490 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245490 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.70%
C000245490 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.30%
C000245482 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.30%
C000245482 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.00%
C000245482 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	57.30%
C000245482 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000245482 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000245482 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.70%
C000245482 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.30%
C000254668 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Total Investments	25.30%
C000254668 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Total Investments	12.00%
C000254668 | iShares Russell 1000 ETF
Holdings [Line Items]
Percent of Total Investments	57.30%
C000254668 | iShares 10+ Year Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254668 | iShares Core U.S. REIT ETF
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254668 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Total Investments	3.40%
C000254668 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254668 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	61.70%
C000254668 | International Equity
Holdings [Line Items]
Percent of Total Investments	37.30%
C000149147 | Other RowInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000149147 | Financials
Holdings [Line Items]
Percent of Total Investments	32.00%
C000149147 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.60%
C000149147 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000149147 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.00%
C000149147 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000149147 | Materials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000149147 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.20%
C000149147 | Energy
Holdings [Line Items]
Percent of Total Investments	10.40%
C000149147 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149147 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000149147 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.00%
C000149147 | Japan
Holdings [Line Items]
Percent of Total Investments	24.60%
C000149147 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.40%
C000149147 | Canada
Holdings [Line Items]
Percent of Total Investments	16.80%
C000149147 | France
Holdings [Line Items]
Percent of Total Investments	4.10%
C000149147 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.60%
C000149147 | Germany
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149147 | Australia
Holdings [Line Items]
Percent of Total Investments	2.50%
C000149147 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.00%
C000149147 | Spain
Holdings [Line Items]
Percent of Total Investments	5.90%
C000149147 | Italy
Holdings [Line Items]
Percent of Total Investments	2.60%
C000149148 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000149148 | Financials
Holdings [Line Items]
Percent of Total Investments	27.10%
C000149148 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.30%
C000149148 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000149148 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.00%
C000149148 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000149148 | Materials
Holdings [Line Items]
Percent of Total Investments	6.70%
C000149148 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000149148 | Energy
Holdings [Line Items]
Percent of Total Investments	5.60%
C000149148 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000149148 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000149148 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000149148 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000149148 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.00%
C000149148 | Canada
Holdings [Line Items]
Percent of Total Investments	8.80%
C000149148 | France
Holdings [Line Items]
Percent of Total Investments	9.10%
C000149148 | Switzerland
Holdings [Line Items]
Percent of Total Investments	13.50%
C000149148 | Germany
Holdings [Line Items]
Percent of Total Investments	6.50%
C000149148 | Australia
Holdings [Line Items]
Percent of Total Investments	5.00%
C000149148 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.80%
C000149148 | Spain
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149148 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.30%
C000156614 | Other RowHealth Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000156614 | Financials
Holdings [Line Items]
Percent of Total Investments	29.60%
C000156614 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.00%
C000156614 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.50%
C000156614 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000156614 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000156614 | Materials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000156614 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000156614 | Energy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000156614 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156614 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156614 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000156614 | Japan
Holdings [Line Items]
Percent of Total Investments	29.50%
C000156614 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	15.60%
C000156614 | Canada
Holdings [Line Items]
Percent of Total Investments	3.50%
C000156614 | France
Holdings [Line Items]
Percent of Total Investments	11.90%
C000156614 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000156614 | Germany
Holdings [Line Items]
Percent of Total Investments	11.20%
C000156614 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.00%
C000156614 | Spain
Holdings [Line Items]
Percent of Total Investments	4.20%
C000156614 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.60%
C000156614 | Italy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125223 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125223 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125223 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125223 | Intel Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125223 | ExxonMobil Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000125223 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125223 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	3.50%
C000125223 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125223 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125223 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125223 | Financials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125223 | Information Technology
Holdings [Line Items]
Percent of Total Investments	47.60%
C000125223 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000125223 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125223 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125223 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125223 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.10%
C000125223 | Energy
Holdings [Line Items]
Percent of Total Investments	11.80%
C000125223 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125223 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.60%
C000125223 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000128677 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000128677 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000128677 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000128677 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000128677 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000128677 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	4.00%
C000128677 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000128677 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000128677 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000128677 | KLA Corp.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000128677 | Financials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000128677 | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.00%
C000128677 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.20%
C000128677 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000128677 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000128677 | Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000128677 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000128677 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000128677 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.10%
C000128677 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000128677 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124960 | Okta, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Snowflake, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Dell Technologies, Inc.Class C
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Best Buy Co., Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | NetApp, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | CDW Corp.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Illumina, Inc.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Hewlett Packard Enterprise Co.
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Toast, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124960 | Financials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000124960 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.00%
C000124960 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.00%
C000124960 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000124960 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.50%
C000124960 | Materials
Holdings [Line Items]
Percent of Total Investments	5.30%
C000124960 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000124960 | Energy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000124960 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.70%
C000124960 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000124960 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.10%
C000124961 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	19.00%
C000124961 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124961 | General Motors Co.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000124961 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000124961 | AT&T, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000124961 | Bank of America Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000124961 | Ford Motor Co.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124961 | Comcast Corp.Class A
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124961 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124961 | Pfizer, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124961 | Financials
Holdings [Line Items]
Percent of Total Investments	12.00%
C000124961 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.40%
C000124961 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000124961 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000124961 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000124961 | Materials
Holdings [Line Items]
Percent of Total Investments	1.70%
C000124961 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000124961 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000124961 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000124961 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000124961 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000149539 | Other RowMaterials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000149539 | Financials
Holdings [Line Items]
Percent of Total Investments	19.40%
C000149539 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.20%
C000149539 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000149539 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000149539 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000149539 | Materials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000149539 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000149539 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000149539 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.60%
C000149539 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000149539 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000149539 | Japan
Holdings [Line Items]
Percent of Total Investments	5.20%
C000149539 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.50%
C000149539 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.30%
C000149539 | Canada
Holdings [Line Items]
Percent of Total Investments	3.40%
C000149539 | China
Holdings [Line Items]
Percent of Total Investments	2.80%
C000149539 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.30%
C000149539 | France
Holdings [Line Items]
Percent of Total Investments	1.80%
C000149539 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.10%
C000149539 | Germany
Holdings [Line Items]
Percent of Total Investments	1.70%
C000149539 | United States
Holdings [Line Items]
Percent of Total Investments	63.40%
C000061364 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000061364 | Financials
Holdings [Line Items]
Percent of Total Investments	17.20%
C000061364 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.10%
C000061364 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.90%
C000061364 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
C000061364 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000061364 | Materials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000061364 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000061364 | Energy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000061364 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000061364 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000061364 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.60%
C000061364 | Japan
Holdings [Line Items]
Percent of Total Investments	5.00%
C000061364 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.20%
C000061364 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000061364 | Canada
Holdings [Line Items]
Percent of Total Investments	3.00%
C000061364 | China
Holdings [Line Items]
Percent of Total Investments	2.50%
C000061364 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.30%
C000061364 | France
Holdings [Line Items]
Percent of Total Investments	2.20%
C000061364 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000061364 | Germany
Holdings [Line Items]
Percent of Total Investments	2.00%
C000061364 | United States
Holdings [Line Items]
Percent of Total Investments	63.60%
C000065072 | Financials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000065072 | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.80%
C000065072 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.40%
C000065072 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.30%
C000065072 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.80%
C000065072 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000065072 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.10%
C000065072 | Energy
Holdings [Line Items]
Percent of Total Investments	2.20%
C000065072 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000065072 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.70%
C000065072 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000065072 | Taiwan
Holdings [Line Items]
Percent of Total Investments	29.70%
C000065072 | China
Holdings [Line Items]
Percent of Total Investments	24.10%
C000065072 | South Korea
Holdings [Line Items]
Percent of Total Investments	22.00%
C000065072 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	4.00%
C000065072 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.80%
C000065072 | India
Holdings [Line Items]
Percent of Total Investments	13.20%
C000065072 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065072 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065072 | Indonesia
Holdings [Line Items]
Percent of Total Investments	0.60%
C000065072 | Philippines
Holdings [Line Items]
Percent of Total Investments	0.40%
C000082529 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000082529 | Banks
Holdings [Line Items]
Percent of Total Investments	59.20%
C000082529 | Insurance
Holdings [Line Items]
Percent of Total Investments	23.40%
C000082529 | Capital Markets
Holdings [Line Items]
Percent of Total Investments	12.50%
C000082529 | Financial Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000082529 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.60%
C000082529 | France
Holdings [Line Items]
Percent of Total Investments	8.40%
C000082529 | Switzerland
Holdings [Line Items]
Percent of Total Investments	11.60%
C000082529 | Germany
Holdings [Line Items]
Percent of Total Investments	12.10%
C000082529 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.90%
C000082529 | Spain
Holdings [Line Items]
Percent of Total Investments	12.20%
C000082529 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.10%
C000082529 | Italy
Holdings [Line Items]
Percent of Total Investments	10.70%
C000082529 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.50%
C000082529 | Austria
Holdings [Line Items]
Percent of Total Investments	1.70%
C000050168 | Other RowUtilities
Holdings [Line Items]
Percent of Total Investments	9.60%
C000050168 | Financials
Holdings [Line Items]
Percent of Total Investments	15.90%
C000050168 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000050168 | Industrials
Holdings [Line Items]
Percent of Total Investments	26.30%
C000050168 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000050168 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.00%
C000050168 | Materials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000050168 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.60%
C000050168 | Energy
Holdings [Line Items]
Percent of Total Investments	5.10%
C000050168 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000050168 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000050168 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.70%
C000050168 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	29.70%
C000050168 | France
Holdings [Line Items]
Percent of Total Investments	8.90%
C000050168 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.70%
C000050168 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000050168 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000050168 | Sweden
Holdings [Line Items]
Percent of Total Investments	11.00%
C000050168 | Italy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000050168 | Norway
Holdings [Line Items]
Percent of Total Investments	5.40%
C000050168 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.30%
C000050168 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.50%
C000055846 | Other RowFinancials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000055846 | Financials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000055846 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.40%
C000055846 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000055846 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000055846 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000055846 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000055846 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000055846 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000055846 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.30%
C000055846 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.60%
C000055846 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000055846 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000055846 | Canada
Holdings [Line Items]
Percent of Total Investments	3.60%
C000055846 | France
Holdings [Line Items]
Percent of Total Investments	2.60%
C000055846 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000055846 | Germany
Holdings [Line Items]
Percent of Total Investments	2.40%
C000055846 | Australia
Holdings [Line Items]
Percent of Total Investments	1.80%
C000055846 | Netherlands
Holdings [Line Items]
Percent of Total Investments	1.40%
C000055846 | Spain
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055846 | Sweden
Holdings [Line Items]
Percent of Total Investments	1.00%
C000055846 | United States
Holdings [Line Items]
Percent of Total Investments	76.20%
C000231047 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000231047 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000231047 | Travelers Companies, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.80%
C000231047 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000231047 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231047 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000231047 | Financials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000231047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.60%
C000231047 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000231047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.00%
C000231047 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.20%
C000231047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000231047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000231047 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.60%
C000231047 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.80%
C000099141 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Amphenol Corp.Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000099141 | Chubb Ltd.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Berkshire Hathaway, Inc.Class B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000099141 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099141 | Southern Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.40%
C000099141 | Financials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000099141 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.80%
C000099141 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000099141 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.40%
C000099141 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.40%
C000099141 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000099141 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000099141 | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000099141 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000099141 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000099141 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240517 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	28.60%
C000240517 | Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	25.30%
C000240517 | Machinery
Holdings [Line Items]
Percent of Total Investments	19.00%
C000240517 | Automobiles
Holdings [Line Items]
Percent of Total Investments	15.80%
C000240517 | Automobile Components
Holdings [Line Items]
Percent of Total Investments	6.80%
C000240517 | Chemicals
Holdings [Line Items]
Percent of Total Investments	3.60%
C000240517 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	0.90%
C000240517 | Japan
Holdings [Line Items]
Percent of Total Investments	16.00%
C000240517 | Taiwan
Holdings [Line Items]
Percent of Total Investments	0.70%
C000240517 | China
Holdings [Line Items]
Percent of Total Investments	32.20%
C000240517 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.70%
C000240517 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000240517 | United States
Holdings [Line Items]
Percent of Total Investments	39.60%
C000240517 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240517 | Finland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000210493 | Software
Holdings [Line Items]
Percent of Total Investments	70.80%
C000210493 | Professional Services
Holdings [Line Items]
Percent of Total Investments	12.00%
C000210493 | IT Services
Holdings [Line Items]
Percent of Total Investments	11.10%
C000210493 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	6.10%
C000210493 | Japan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210493 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.10%
C000210493 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.10%
C000210493 | Canada
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210493 | Germany
Holdings [Line Items]
Percent of Total Investments	1.60%
C000210493 | Israel
Holdings [Line Items]
Percent of Total Investments	5.70%
C000210493 | United States
Holdings [Line Items]
Percent of Total Investments	75.70%
C000210493 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210493 | Malaysia
Holdings [Line Items]
Percent of Total Investments	1.20%
C000246989 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	0.30%
C000246989 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.10%
C000246989 | Industrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000246989 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.00%
C000246989 | Materials
Holdings [Line Items]
Percent of Total Investments	40.30%
C000246989 | Japan
Holdings [Line Items]
Percent of Total Investments	27.80%
C000246989 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.30%
C000246989 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.50%
C000246989 | China
Holdings [Line Items]
Percent of Total Investments	9.50%
C000246989 | South Korea
Holdings [Line Items]
Percent of Total Investments	11.20%
C000246989 | France
Holdings [Line Items]
Percent of Total Investments	11.20%
C000246989 | Germany
Holdings [Line Items]
Percent of Total Investments	7.20%
C000246989 | Norway
Holdings [Line Items]
Percent of Total Investments	0.20%
C000246989 | United States
Holdings [Line Items]
Percent of Total Investments	28.50%
C000246989 | Belgium
Holdings [Line Items]
Percent of Total Investments	0.30%
C000152570 | Other RowIndustrials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152570 | Financials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152570 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.00%
C000152570 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000152570 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000152570 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.10%
C000152570 | Materials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152570 | Energy
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000152570 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000152570 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.00%
C000152570 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000152570 | Japan
Holdings [Line Items]
Percent of Total Investments	3.60%
C000152570 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.80%
C000152570 | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152570 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000152570 | South Korea
Holdings [Line Items]
Percent of Total Investments	1.50%
C000152570 | France
Holdings [Line Items]
Percent of Total Investments	2.10%
C000152570 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152570 | Germany
Holdings [Line Items]
Percent of Total Investments	3.20%
C000152570 | Spain
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152570 | United States
Holdings [Line Items]
Percent of Total Investments	71.20%
C000212225 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	64.40%
C000212225 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	32.30%
C000212225 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000212225 | Japan
Holdings [Line Items]
Percent of Total Investments	6.00%
C000212225 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.60%
C000212225 | Canada
Holdings [Line Items]
Percent of Total Investments	1.50%
C000212225 | China
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212225 | South Korea
Holdings [Line Items]
Percent of Total Investments	0.30%
C000212225 | France
Holdings [Line Items]
Percent of Total Investments	7.80%
C000212225 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000212225 | Germany
Holdings [Line Items]
Percent of Total Investments	8.60%
C000212225 | United States
Holdings [Line Items]
Percent of Total Investments	61.30%
C000212225 | Denmark
Holdings [Line Items]
Percent of Total Investments	4.20%
C000212225 | Iceland
Holdings [Line Items]
Percent of Total Investments	0.50%
C000236410 | Other RowHealth Care
Holdings [Line Items]
Percent of Total Investments	1.20%
C000236410 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	72.70%
C000236410 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	20.20%
C000236410 | Health Care Equipment
Holdings [Line Items]
Percent of Total Investments	6.30%
C000236410 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236410 | Japan
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236410 | China
Holdings [Line Items]
Percent of Total Investments	1.00%
C000236410 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.40%
C000236410 | France
Holdings [Line Items]
Percent of Total Investments	0.80%
C000236410 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.80%
C000236410 | Australia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000236410 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.90%
C000236410 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.40%
C000236410 | United States
Holdings [Line Items]
Percent of Total Investments	82.40%
C000236410 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205801 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.00%
C000205801 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.70%
C000205801 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	63.10%
C000205801 | Materials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000205801 | Japan
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205801 | Taiwan
Holdings [Line Items]
Percent of Total Investments	0.50%
C000205801 | Canada
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205801 | China
Holdings [Line Items]
Percent of Total Investments	27.90%
C000205801 | South Korea
Holdings [Line Items]
Percent of Total Investments	13.90%
C000205801 | France
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205801 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205801 | Germany
Holdings [Line Items]
Percent of Total Investments	11.20%
C000205801 | Australia
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205801 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.60%
C000205801 | United States
Holdings [Line Items]
Percent of Total Investments	30.30%

[1]	Rounds to less than 0.1%.
[2]	Rounds to less than 0.1%.